Movement in Restructuring Provisions (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2014
Restructuring Reserve [Roll Forward]
Beginning provision			$ 12,490
Restructuring	$ 12,490	$ 7,753	12,490	$ 7,753	$ 7,800	$ 8,800
Utilization			(490)
Foreign exchange			0
Closing provision	12,000		12,000		12,490
Prior period workforce reduction
Restructuring Reserve [Roll Forward]
Beginning provision			3,097	$ 7,753	7,753
Utilization			961		4,656
Closing provision	2,136		2,136		3,097
Workforce Reduction
Restructuring Reserve [Roll Forward]
Beginning provision			9,684
Utilization			(490)
Foreign exchange			0
Closing provision	9,194		9,194		9,684
Onerous Lease
Restructuring Reserve [Roll Forward]
Beginning provision			2,806
Utilization			0
Foreign exchange			0
Closing provision	$ 2,806		$ 2,806		$ 2,806